Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Faseeh Ejaz
Title:
Account Administrator
Address:
190 S La Salle St
Phone:
312.416.6559
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Trust Advisor:
Situs Holdings, LLC
Rating Agency:
DBRS, Inc.
Rating Agency:
Moody’s Investors Service, Inc.
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
May
17,
2023
Apr
17,
2023
Jun
16,
2023
Apr 28, 2023
May 1
1, 2023
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Feb 15, 2013
Jan 30, 2013
Jan 1, 2013
Feb 15, 2046
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders
Page
1
Historical Delinquency & Liquidation (Stated)
Page
9
REO Status Report Page
10
REO Additional Detail Page
11
Historical Liquidation Loss Loan Detail
Page
12
Bond/Collateral Realized Loss Reconciliation
Page
13
Interest Adjustment Reconciliation
Page
14
Appraisal Reduction Report Page
15
Loan Level Detail Page
16
Historical Loan Modification Report Page
18
Material Breaches and Document Defects
Page
19
Mortgage Loan Characteristics
Page
20
Delinquency Summary Report Page
24
Defeased Loan Detail
Page
25

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
May 2023
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Collateral
Trust
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Outstanding
A-1
0.73800%
A-2
1.86300%
Balance
102,200,000.00
135,700,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Deficit
0.00
0.00
Expense
0.00
0.00
Balance
0.00
0.00
A-AB
2.46900%
111,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
2.65500%
160,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
2.91800%
466,316,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00000%
1,099,536,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S*
3.21400%
123,720,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
B*
3.76900%
85,384,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
C*
4.04793%
52,276,000.00
50,817,374.27
10,124,123.25
171,421.09
10,295,544.34
0.00
0.00
40,693,251.02
100.00%
X-B
0.11600%
137,660,000.00
50,817,374.27
0.00
4,912.35
4,912.35
0.00
0.00
40,693,251.02
D
4.16393%
55,761,000.00
55,761,000.00
0.00
155,907.91
155,907.91
0.00
0.00
55,761,000.00
E 4.16393%
F
4.16393%
G
4.16393%
6,970,000.00
22,653,000.00
27,880,000.00
6,970,000.00
22,653,000.00
27,880,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,970,000.00
22,653,000.00
27,880,000.00
H
4.16393%
43,563,886.00
40,863,949.69
0.00
0.00
0.00
1,000,000.00
0.00
39,863,949.69
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,394,023,886.00
204,945,323.96
10,124,123.25
332,241.35
10,456,364.60
1,000,000.00
0.00
193,821,200.71
* Denotes Exchange and Exchangeable classes
PAYMENT DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
May 2023
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expense
Balance
Exchanged
PST*
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
* Denotes Exchange and Exchangeable classes
EXCHANGEABLE CERTIFICATE DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
May 2023
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
61690KAA0
A-2
61690KAB8
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-AB
61690KAC6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
61690KAD4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
61690KAE2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
61690KAF9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S*
61690KAG7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B*
61690KAH5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C*
61690KAK8
0.97209760
0.19366675
0.00327915
0.19694591
0.00000000
0.77843085
X-B
61690KAW2
0.36915135
0.00000000
0.00003568
0.00003568
0.00000000
0.29560694
D
61690KAL6
1.00000000
0.00000000
0.00279600
0.00279600
0.00000000
1.00000000
E
61690KAN2
F
61690KAQ5
G
61690KAS1
1.00000000
1.00000000
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
1.00000000
1.00000000
H
61690KAU6
0.93802352
0.00000000
0.00000000
0.00000000
0.02295479
0.91506873
R
61690KAY8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S*
61690KAG7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B*
61690KAH5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C*
61690KAK8
0.97209760
0.19366675
0.00327915
0.19694591
0.00000000
0.77843085
* Denotes Exchange and Exchangeable classes
FACTOR DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
May 2023
Collateral
Trust
Cumulative
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Coll Support
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Deficit
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Deficit
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C*
50,817,374.27
570,028.55
9,554,094.70
0.00
0.00
40,693,251.02
0.00
D
55,761,000.00
0.00
0.00
0.00
0.00
55,761,000.00
0.00
E
6,970,000.00
0.00
0.00
0.00
0.00
6,970,000.00
0.00
F
22,653,000.00
0.00
0.00
0.00
0.00
22,653,000.00
0.00
G
H
27,880,000.00
40,863,949.69
0.00
0.00
0.00
0.00
0.00
1,000,000.00
0.00
0.00
27,880,000.00
39,863,949.69
0.00
4,555,489.34
Totals:
204,945,323.96
570,028.55
9,554,094.70
1,000,000.00
0.00
193,821,200.71
4,555,489.34
* Denotes Exchange and Exchangeable classes
PRINCIPAL DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
May 2023
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Premium
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C*
171,421.09
0.00
0.00
0.00
0.00
0.00
171,421.09
0.00
X-B
4,912.35
0.00
0.00
0.00
0.00
0.00
4,912.35
0.00
D
193,487.54
0.00
0.00
37,579.63
0.00
0.00
155,907.91
37,579.63
E 24,185.51
F 78,604.64
G
96,742.04
0.00
0.00
0.00
0.00
0.00
0.00
24,185.51
78,604.64
96,742.04
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
24,185.51
78,604.64
185,367.74
H
141,795.61
0.00
0.00
141,795.61
0.00
0.00
0.00
3,021,878.91
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
711,148.78
0.00
0.00
378,907.43
0.00
0.00
332,241.35
3,347,616.43
* Denotes Exchange and Exchangeable classes
INTEREST DETAIL

Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
May 2023
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Fees
648,136.81
Master Servicing Fee
3,107.49
Interest Adjustments
0.00
Certificate Administrator Fee
409.89
Deferred Interest
0.00
Trustee Fee
290.34
Net Prepayment Shortfall
0.00
Custodian Fee
119.55
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
213.48
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
24,820.67
Interest Collections
648,136.81
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
24,820.67
Principal
Miscellaneous Fee
0.00
Scheduled Principal
570,028.55
Fee Distributions
28,551.53
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
9,554,094.70
0.00
10,124,123.25
Reimbursed for Interest on Advances
(1.06)
Net ASER Amount
287,344.99
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
Other
Additional Trust Fund Expenses
287,343.93
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
332,241.35
Principal Distribution
Yield Maintenance
Prepayment Premium
10,124,123.25
0.00
0.00
Payments to Certificateholders
10,456,364.60
Total Collections
10,772,260.06
Total Distribution
10,772,260.06
Funds Collection
Interest
Scheduled Interest
Funds Distribution
RECONCILIATION OF FUNDS

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
May 2023
Interest Accrual Period
April 1,2023-April 30,2023
P&I Advances:
Master
Principal
Stated Principal Balance
Interest
Servicer
0.00
0.00
Trustee
0.00
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
204,945,323.96
193,821,200.71
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Interest on Advances
0.00
0.00
0.00
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Current but not Specially Serviced Loans
Rebate
0.00
Shared Fee
0.00
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
-
Through Certificates, Series 2013-C7
May 2023
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Totals:
* Pending information provided by Servicer
Waived
Terms
Fees
Penalties
Payment
Comments
CURRENT LOAN MODIFICATION REPORT

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
May 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
57,754,138.98
29.8%
0
0.00
0.0%
1
10,554,094.70
5.4%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
57,861,434.70
28.2%
0
0.00
0.0%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
57,963,944.40
28.2%
0
0.00
0.0%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
58,079,410.52
28.2%
0
0.00
0.0%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
58,181,162.67
28.1%
0
0.00
0.0%
6
135,928,519.37
65.8%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
58,282,561.19
17.0%
0
0.00
0.0%
5
24,996,467.26
7.3%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
58,435,353.73
15.7%
0
0.00
0.0%
9
250,745,884.46
67.6%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
58,580,898.58
9.4%
0
0.00
0.0%
10
190,631,438.85
30.6%
Sep 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
58,732,664.75
7.2%
0
0.00
0.0%
8
1
12,518,959.90
13.8%
Aug 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
58,877,152.78
6.3%
0
0.00
0.0%
1
6,345,678.19
0.7%
Jul 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
59,021,127.25
6.3%
0
0.00
0.0%
1
2,746,852.75
0.3%
Jun 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
18,771,264.85
2.0%
0
0.00
0.0%
0
0.00
0.0%
May 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
18,815,282.65
2.0%
0
0.00
0.0%
0
0.00
0.0%
Apr 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
18,861,406.76
2.0%
0
0.00
0.0%
0
0.00
0.0%
Mar 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
18,905,088.16
2.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

REO S
TA
TUS REPORT
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
15,736,975.16
13,000,000.00
12,140,591.79
(896,446.95)
13,037,038.74
2,699,936.42
30289960
6
Jan 2017
Count:
1
Totals:
15,736,975.16
13,000,000.00
12,140,591.79
(896,446.95)
13,037,038.74
2,699,936.42
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
30289960
15,736,975.16
3,798,980.15
0.00
0.00
0.00
0.00
Jan 2017
0.00
3,798,980.15
0.00
0.00
30289960
2,808,980.15
3,798,980.15
0.00
0.00
0.00
Mar 2017
(990,000.00)
2,808,980.15
0.00
0.00
30289960
2,815,527.76
2,808,980.15
0.00
0.00
0.00
Jul 2017
6,547.61
2,815,527.76
0.00
0.00
30289960
2,699,090.42
2,815,527.76
0.00
0.00
0.00
Jan 2018
(1
16,437.34)
2,699,090.42
0.00
0.00
30289960
2,699,530.42
2,699,090.42
0.00
0.00
0.00
Mar 2018
440.00
2,699,530.42
0.00
0.00
30289960
2,699,570.42
2,699,530.42
0.00
0.00
0.00
Apr 2018
40.00
2,699,570.42
0.00
0.00
30289960
2,699,936.42
2,699,570.42
0.00
0.00
0.00
Jun 2018
366.00
2,699,936.42
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
(1,099,043.73)
2,699,936.42
2,699,936.42
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

INTEREST ADJUSTMENT RECONCILI
A
TION
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
17,965.02
8,200.95
3,853.51
2,169.09
-7,367.90
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
201,105.00
86,239.99
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
66,723.54
0.00
0.00
0.00
0.00
0.00
0.00 -1.06
85,994,505.13
39,257,285.65
18,496,853.33
10,383,052.96
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30289967
30289969
30289974
30289977
30289959
154,131,697.07
Count:
Totals:
5
24,820.67
0.00
0.00
287,344.99
0.00
66,723.54
-1.06
0.00
1,000,000.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
1,378,888.14
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
30289967
30289969
30289974
04/01/2023
07/06/2022
09/10/2019
60,482,705.60
25,679,403.23
16,170,777.88
04/1
1/2023
04/1
1/2023
07/1
1/2022
30,400,000.00
18,000,000.00
8,400,000.00
03/10/2023
02/15/2023
04/08/2022
201,105.00
86,239.99
0.00
201,105.00
344,356.57
990,397.32
Count:
3
Totals:
102,332,886.71
56,800,000.00
287,344.99
1,535,858.89

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
30289967
Retail
05/14/20
MA
1
1/01/22
N
85,994,505.13 4.010
525,791.19
0.00
04/01/23
0.00
5
288,159.06
0.00
1.13
12/31/22
30289969
Retail
08/26/19
IA
12/06/22
N
39,257,285.65 4.050
240,151.18
0.00
07/06/22
0.00
6
132,855.46
0.00
1.35
12/31/22
122,984.99
0.00
62,723.98
55,984.29
27,831.27
23,973.29
31,690.69
31,123.01
18,801.52
18,863.02
28,220.53
30,026.40
05/01/23
09/10/19
05/10/23
04/01/23
05/01/23
05/01/23
05/01/23
05/01/23
05/01/23
05/01/23
05/01/23
05/01/23
0.00
0
66,892.78
0.00
6
0.00
0.00
4
34,098.25
0.00
5
28,549.75
0.00
0
13,878.78
0.00
0
1
1,620.58
0.00
0
1
1,215.34
0.00
0
10,537.66
0.00
0 9,047.73
0.00
0 7,924.60
0.00
0 3,330.42
0.00
0
30,026.40
18,831,280.12 4.250
18,496,853.33 4.350
10,383,052.96 3.930
7,154,893.36 4.770
3,014,145.96 5.500
2,523,046.16 5.500
2,207,738.62 6.040
2,140,986.77 5.850
1,598,731.38 6.750
1,555,704.70 6.070
662,976.57 5.810
0.00
3.414
0.00
0.95
0.00
-0.04
0.00
1.82
0.00
1.42
0.00
1.23
0.00
1.17
0.00
1.17
0.00
1.23
0.00
1.64
0.00
1.42
0.00
1.12
0.00
3.85
12/31/22
12/31/22
12/31/22
09/30/22
12/31/22
12/31/22
09/30/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
30289972
30289974
30289977
30289961
30289983
30289986
30289984
30289985
30289991
30289990
30289989
30289959
30289956
30289957
30289958
30289960
30289962
30289963
30289964
30289965
30289966
30289968
30289970
30289971
30289973
30289975
30289976
30289978
30289979
30289980
30289981
30289982
30289987
30289988
30289992
30289993
30289994
30289995
30289996
Office
Retail
Retail
Lodging
Retail
Retail
Retail
Retail
Retail
Retail
Retail
Retail
Industrial
Self Storage
Lodging
Office
Industrial
Retail
Office
Self Storage
Office
Lodging
Retail
Lodging
Retail
Retail
Retail
Lodging
Retail
Retail
Retail
Multifamily
Lodging
Retail
Retail
Multifamily
Retail
Retail
Retail
08/01/22
TX
07/23/19
NY
01/12/23
NY
05/02/23
KY
IA
IA
MO
IL
UT
NE
NJ
12/22/22
NC
XX
XX
CA
FL
TX
MO
OH
MO
NY
MA
P
A
XX
CA
P
A
NY
TX
NY
TX
CA
TX
IN
XX
NC
CA
IL
XX
TX
12/01/24
N
12/10/22
N
01/10/23
N
01/01/23
N
1
1/01/35
N
05/01/35
N
07/01/30
N
05/01/30
N
02/01/33
N
04/01/32
N
06/01/25
N
12/01/22
N
01/01/23
01/01/23
10/01/22
01/01/23
01/01/23
01/01/23
12/01/22
12/01/22
1
1/07/22
01/01/18
12/01/22
12/01/17
1
1/01/22
12/05/22
12/01/22
01/01/23
12/01/22
01/01/26
12/01/22
12/01/22
12/01/22
10/01/22
12/01/22
01/01/23
1
1/01/22
01/01/23
12/01/22
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
10,554,094.70
05/01/23
10/01/22
01/01/23
08/01/18
12/30/16
04/01/20
1
1/01/22
09/01/22
10/01/16
1
1/07/22
1
1/01/17
09/01/22
03/01/17
1
1/01/22
09/05/22
1
1/01/22
02/01/22
12/01/22
04/01/15
09/02/22
12/02/22
1
1/01/22
07/01/22
12/01/22
10/01/22
10/01/21
01/01/23
09/01/22

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
30289997
30289999
30291720
30291771
30291772
30291773
30291774
30291775
30291776
30291777
30291778
30291779
30291780
30304000
30304001
30304002
30304003
30304004
30304005
30304006
30304007
30304008
30304009
30304010
30501702
30502027
30503455
Retail
Office
Retail
Retail
Office
Retail
Retail
Mixed Use
Office
Lodging
Retail
Retail
Retail
Industrial
Retail
Office
Multifamily
Retail
Retail
Retail
Retail
Mixed Use
Industrial
Office
Industrial
Industrial
Industrial
NC
12/01/22
NY
1
1/07/22
MA
01/06/23
NY
01/01/23
IL
01/01/23
CA
01/01/23
CA
01/01/23
MI 01/01/23
NJ
01/01/23
CA
01/01/23
LA
01/01/23
NY
01/01/23
MA
01/01/23
TN
01/01/23
P
A
1
1/01/22
WA
1
1/01/22
TX
12/01/22
WI
01/01/18
TX
12/01/22
CA
01/01/23
AL
1
1/01/22
MD 01/01/23
MD 12/01/22
CA
01/01/18
XX
01/01/23
XX
01/01/23
XX
01/01/23
12/01/22
1
1/07/22
10/06/22
01/01/23
01/01/23
1
1/02/22
10/01/21
10/01/22
06/01/19
1
1/01/22
01/01/23
07/01/16
01/01/23
09/01/22
1
1/01/22
08/01/22
10/01/22
10/01/16
09/01/22
10/01/22
09/01/22
12/01/22
10/01/22
04/01/16
10/01/22
10/01/22
10/01/22
Count:
68
Totals:
193,821,200.71
1,218,165.36
10,554,094.70
0.00
648,136.81
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Modified
Payment
Old P&I
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
30289972
1
1/22/2022
0.00
0.00
4.2500
0.0000
0.00
0.00
12/1/2024
8
*Modification Code:
1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction; 6
= Capitalization on Interest;
7 =
Capitalization on
T
axes;
8 = Other; 9 = RCombination;
10 = Forbearance.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

5M
to
9.9M
85M
to
89.9M
15M
to
19.9M
35M
to
39.9M
10M
to
14.9M
0M
to
4.9M
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
0M
to
4.9M
7
5M
to
9.9M
1
10M
to
14.9M
1
15M
to
19.9M
2
35M
to
39.9M
1
85M
to
89.9M
1
0
5
Total
13
$193,821,200.71
100.00%
10
$85,994,505.13
44.37%
15
$39,257,285.65
20.25%
20
$7,154,893.36
3.69%
30
$10,383,052.96
5.36%
$37,328,133.45
19.26%
25
$13,703,330.16
7.07%
35
40
Count
Balance ($)
%
Remaining Principal Balance
45
Count
Balance ($)
%
3.750%
-
3.990%
4.000%
-
4.240%
4.250%
-
4.490%
4.750%
-
4.990%
5.500%
-
5.740%
5.750% - 5.990%
6.000% - 6.240%
1
$10,383,052.96
5.36%
2
$125,251,790.78
64.62%
2
$37,328,133.45
19.26%
1
$7,154,893.36
3.69%
2
$5,537,192.12
2.86%
2
$2,803,963.34
1.45%
2
$3,763,443.32
1.94%
6.750% - 6.990%
1
Total
13
Total Weighted Average Rate: 4.23%
0
10
$1,598,731.38
0.82%
$193,821,200.71
100.00%
20
30
40
50
60
Gross Rate
70
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
4.750% -
4.990%
5.500% -
5.740%
5 750%
. -
5.990%
6.000% -
6.240%
6.750% -
6.990%

IOWA
NEW YORK
TEXAS
KENTUCKY
MISSOURI
ILLINOIS
UTAH
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Count
MASSACHUSETTS
1
IOWA
3
NEW YORK
2
TEXAS
1
KENTUCKY
1
MISSOURI
1
ILLINOIS
1
UTAH
1
NEBRASKA
1
NEW JERSEY
1
Balance ($)
%
$85,994,505.13
44.37%
$44,794,477.77
23.1
1%
$28,879,906.29
14.90%
$18,831,280.12
9.72%
$7,154,893.36
3.69%
$2,207,738.62
1.14%
$2,140,986.77
1.10%
$1,598,731.38
0.82%
$1,555,704.70
0.80%
$662,976.57
0.34%
Geographic Distribution by State
5
10
15
Total
13
$193,821,200.71
100.00%
20
25
30
35
40
45
0
MASSACHUSETTS
NEBRASKA
NEW JERSEY
Count
Balance ($)
%
Lodging
1
$7,154,893.36
3.69%
Office
1
$18,831,280.12
9.72%
Retail
1
1
$167,835,027.23
86.59%
Total
13
$193,821,200.71
100.00%
Property
T
ype
Lodging
3.7
Office
9.7
Retail
86.6
Lodging
3.7%
Office
9.7%
Retail 86.6%
Total: 100.0%

MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
2
$2,870,715.19
1.48%
123
-
125
126
-
128
132
-
134
165
-
167
189
-
191
213 -
215
216 -
218
Total
13
$193,821,200.71
100.00%
Months
Total Weighted Average Seasoning:
129
1
$2,140,986.77
1.10%
10
Count
Balance ($)
%
40
5
$94,123,365.42
48.56%
1
$85,994,505.13
44.37%
30
2
$5,537,192.12
2.86%
1
$1,598,731.38
0.82%
1
$1,555,704.70
0.80%
20
Seasoning
50
0
123 -
125
126 -
128
132 -
134
165 -
167
189 -
191
213 -
215
216 -
218
0 -
2
24 -
26
84 -
86
105 - 107
117 - 119
144 - 146
150 - 152
Total
Months
20
1
$3,014,145.96
1.56%
13
$193,821,200.71
100.00%
6
$180,1
17,870.55
92.93%
1
$662,976.57
0.34%
60
2
$4,348,725.39
2.24%
1
$1,555,704.70
0.80%
1
$1,598,731.38
0.82%
40
1
$2,523,046.16
1.30%
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
Total Weighted Average Remaining Months:
9
0
0 -
2
24 -
26
84 -
86
105 - 107
117 - 119
144 - 146
150 - 152

-0.50 - -0.01
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
-0.50 - -0.01
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
0
Total Weighted Average DSCR:
1.10
10
Total
13
$193,821,200.71
100.00%
20
2
$1
1,981,784.34
6.18%
30
1
$18,496,853.33
9.54%
50
1
$18,831,280.12
9.72%
9
$144,51
1,282.92
74.56%
40
Count
Balance ($)
%
60
DSCR
80
70
Amortizing Balloon
83.21%
Other
9.72%
Full Amortizing
7.07%
Amortizing Balloon 83.21%
Full Amortizing
7.07%
Other
9.72%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
5
$161,286,590.43
83.21%
Full Amortizing
7
$13,703,330.16
7.07%
Other
1
$18,831,280.12
9.72%
Total
13
$193,821,200.71
100.00%
Amortization
T
ype

Delinquency Summary Report
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Current
1
1
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
136,067,061.73
0.00
70.20% 0.00%
136,332,128.40
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
11
0
136,067,061.73
0.00
70.20%
0.00%
136,332,128.40
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
57,754,138.98
29.80%
60,478,668.85
0
0.00
0.00%
0.00
2
57,754,138.98
29.80%
60,478,668.85
136,067,061.73
70.20%
136,332,128.40
0
0.00
0.00%
0.00
2
57,754,138.98
29.80%
60,478,668.85
0
0.00
0.00%
0.00
13
193,821,200.71
100.00%
196,810,797.25
Group 1
121 + days
TOTAL
Current
0
11
121
+
days
Current
70.2%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
29.8%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

DEFEASED LOAN DE
T
AIL
Morgan Stanley Bank Of America Merrill Lynch T
rust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
May 2023
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
Maturity Date
Count:
Totals:
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.